Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 10 – INCOME TAXES

Significant components of the Company’s deferred tax assets and liabilities for federal and state income taxes as of March 31, 2021 and December 31, 2020 are as follows in thousands:

	March 31, 2021	December 31, 2020
Deferred tax assets:
Stock-based compensation	$1,164	$1,164
Assets	6,154	6,227
Liability accruals	239	173
R&D Credit	4,768	4,760
Capital Loss	528	528
Deferred state tax	(2,139)	(2,086)
Net operating loss carry forward	55,542	56,090
Total gross deferred tax assets	66,256	66,856
Less - valuation allowance	(66,256)	(66,856)
Net deferred tax assets	$-	$-

The Company had gross deferred tax assets of approximately $66.3 million and $66.9 million as of March 31, 2021 and December 31, 2020, respectively, which primarily relate to net operating loss carryforwards.

As of March 31, 2021 and December 31, 2020, the Company had gross federal net operating loss carryforwards of approximately $232.3 million and $237.7 million, respectively, which are available to offset future taxable income, if any. The Company recorded a valuation allowance in the full amount of its net deferred tax assets since realization of such tax benefits has been determined by our management to be less likely than not.

At March 31, 2021 and December 31, 2020, the Company had California state gross operating loss carry-forwards of approximately $72.6 million and $69.8 million which will expire in various amounts from 2028 through 2040. At December 31, 2020, the Company had federal research and development tax credits of approximately $3.3 million which will expire in 2021 and California state research and development tax credits of approximately $1.4 million which have no expiration date.

The Company identified its federal and California state tax returns as “major” tax jurisdictions. The periods out income tax returns are subject to examination for these jurisdictions are 2016 through 2019. We believe our income tax filing positions and deductions will be sustained on audit, and we do not anticipate any adjustments that would result in a material change to our financial position. Therefore, no liabilities for uncertain income tax positions have been recorded. As of the date of this filing, the Company has not filed its 2019 and 2020 federal and state corporate income tax returns. The Company expects to file these documents as soon as practical.

Portions of these carryforwards will expire through 2038, if not otherwise utilized. The Company’s utilization of net operating loss carryforwards could be subject to an annual limitation. as a result of certain past or future events, such as stock sales or other equity events constituting a “change in ownership” under the provisions of Sections 382 and 383 of the Internal Revenue Code of 1986, as amended, and similar state provisions. The annual limitations could result in the expiration of net operating loss carryforwards and tax credits before they can be utilized. We have not performed a formal analysis, but we believe our ability to use such net operating losses and tax credit carryforwards will be subject to annual limitations, due to change of ownership control provisions under Section 382 and 383 of the Internal Revenue Code, which would significantly impact our ability to realize these deferred tax assets.

NOTE 11 – INCOME TAXES

Significant components of the Company’s deferred tax assets and liabilities for federal and state income taxes as of December 31, 2020 and 2019 are as follows in thousands:

	December 31, 2020	December 31, 2019
Deferred tax assets:
Stock-based compensation	$1,164	$368
Assets	6,227	3,096
Liability accruals	173	7
R&D Credit	4,760	3,273
Capital Loss	528	-
Deferred state tax	(2,086)	-
Net operating loss carry forward	56,090	58,610
Total gross deferred tax assets	66,856	65,354
Less - valuation allowance	(66,856)	(65,364)
Net deferred tax assets	$-	$-

The Company had gross deferred tax assets of approximately $66.9 million and $65.4 million as of December 31, 2020 and 2019, respectively, which primarily relate to net operating loss carryforwards.

As of December 31, 2020 and 2019, the Company had gross federal net operating loss carryforwards of approximately $237.7 million and $257.9 million, respectively, which are available to offset future taxable income, if any. The Company recorded a valuation allowance in the full amount of its net deferred tax assets since realization of such tax benefits has been determined by our management to be less likely than not.

At December 31, 2020, the Company had California state gross operating loss carry-forwards of approximately $69.8 million which will expire in various amounts from 2028 through 2040. At December 31, 2020, the Company had federal research and development tax credits of approximately $3.3 million which will expire in 2021 and California state research and development tax credits of approximately $1.4 million which have no expiration date.

The Company identified its federal and California state tax returns as “major” tax jurisdictions. The periods out income tax returns are subject to examination for these jurisdictions are 2016 through 2019. We believe our income tax filing positions and deductions will be sustained on audit, and we do not anticipate any adjustments that would result in a material change to our financial position. Therefore, no liabilities for uncertain income tax positions have been recorded. As of the date of this filing, the Company has not filed its 2019 and 2020 federal and state corporate income tax returns. The Company expects to file these documents as soon as practical.

Portions of these carryforwards will expire through 2038, if not otherwise utilized. The Company’s utilization of net operating loss carryforwards could be subject to an annual limitation. as a result of certain past or future events, such as stock sales or other equity events constituting a “change in ownership” under the provisions of Sections 382 and 383 of the Internal Revenue Code of 1986, as amended, and similar state provisions. The annual limitations could result in the expiration of net operating loss carryforwards and tax credits before they can be utilized. We have not performed a formal analysis, but we believe our ability to use such net operating losses and tax credit carryforwards will be subject to annual limitations, due to change of ownership control provisions under Section 382 and 383 of the Internal Revenue Code, which would significantly impact our ability to realize these deferred tax assets.